                                                              Semi-Annual Report
                                                                   June 30, 1999


                                                                LaSalle Partners
                                                          U. S. Real Estate Fund


                                                                LaSalle Partners
                                                                    Master Trust

                               LOGO APPEARS HERE


                            LaSalle Partners Funds


             Global Leadership in The New World of Real Estate(SM)



                            [ARTWORK APPEARS HERE]

                         LaSalle Partners Master Trust

                    LaSalle Partners U.S. Real Estate Fund

                      Semi-Annual Report - June 30, 1999

                                  (Unaudited)

                               Table of Contents

                                                                                     Page
                                                                                     ----
            Report Highlights.....................................................      1
            Letter To Shareholders................................................      2

            LaSalle Partners Master Trust - U.S. Real Estate Portfolio
             Statement of Net Assets..............................................      5
             Statement of Operations..............................................      7
             Statement of Changes in Net Assets...................................      8
             Financial Highlights.................................................      9
             Notes to Financial Statements........................................     10

            LaSalle Partners Funds, Inc. - LaSalle Partners U.S. Real Estate Fund
             Statement of Assets and Liabilities..................................     12
             Statement of Operations..............................................     13
             Statement of Changes in Net Assets...................................     14
             Financial Highlights.................................................     15
             Notes to Financial Statements........................................     16

--------------------------------------------------------------------------------

                    LASALLE PARTNERS U.S. REAL ESTATE FUND
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

Report Highlights

 .    The first half of 1999 saw significant recovery in real estate stocks, with total returns in line with estimates for 1999's expected performance. The Fund's total return was 5.0%; the Wilshire Real Estate Securities Index increased by 6.8% and the NAREIT Equity Index gained 4.8%.

 .    Conditions in the real estate industry continue to be solid, with most sectors and regions in a dynamic equilibrium producing real rental increases and reduced or stable vacancy. There are very few locations in which excess supply is predicted in the next two years.

 .    The United States' economy continues to grow, and the recent rate increase signals that the Federal Reserve believes inflation to be a bigger potential concern than recession. Traditionally, real estate companies have done relatively well in periods of moderate but predictable inflation.

 .    The public real estate companies' operating results have been at or above expectations thus far in 1999, and should show continued growth beyond the year 2000. While growth is moderating, the relative forward multiples of REITs vs. the S&P continue to be at near record levels.

 .    Now that REIT stock prices have returned to levels that are close to net asset value, returns may reflect the results of the underlying assets - relatively high current yields and moderate growth.

 .    If real estate stocks maintain their historically low correlation to other industry sectors, they may be expected to improve the investment efficiency of diversified portfolios.

 .    We continue to believe that this is a good time to allocate additional assets to public real estate companies.

--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report on the LaSalle Partners U. S. Real Estate Fund's operations at mid-year 1999. The Fund seeks to provide current income and capital appreciation by investing in the equity securities of real estate investment trusts (REITs) and other publicly-traded real estate industry companies.

The Fund's investment manager - LaSalle Investment Management (Securities) L.P.
- has ten professionals dedicated solely to evaluating and investing in public real estate securities. Its management team brings direct operating experience in property development, management, investment, and finance as well as more than a decade of successful REIT portfolio management experience to its efforts on behalf of your Fund.

Returns for the Fund, and the public real estate sector, turned positive in the second quarter for the first time since early 1998. The Fund's total return thus far this year was 5.0% for the Institutional Class and 4.3% for the Retail Class. The Wilshire Real Estate Securities Index increased by 6.8% and the NAREIT Equity Index gained 4.8%.

Returns during the first half reflected market recognition of the stronger companies in the industry, and continued re-leasing gains in much of the office sector. The positive performance in the hotel sector was led by the recovery of some of the better companies. Retail's weak first half came after relatively good performance in the sector in 1998.

Market Commentary - A Return to Rational Performance

1998 was perhaps the most frustrating time for institutional investors and REIT managements since the renaissance of the industry began in the early 1990s. Despite real estate industry performance and an economy that many observers called the best in a decade, the public companies in the real estate industry traded down in absolute terms, and underperformed the broad market, particularly the largest companies represented in the S&P 500.

We believe 1998's performance was, beyond anything else, a matter of momentum investors chasing a record-setting bull market. While this continues to be a factor, as evidenced by the last few days of June, the market has at least given real estate companies some recognition for their current earnings and dividend improvements. If the return generated in the first half of 1999 is repeated, the sector should produce a return well into the 10% to 14% range we expect the group to produce consistently over the long term.

Valuations continue to be compelling. REIT multiples are near their lowest level since 1990; the REIT - S&P value margin has rarely been wider. New construction is at modest levels in most sectors and regions, and there is no glut on the horizon. Rental rate increases at above trendline growth rates are being achieved and are expected to continue for a number of quarters.

As the first two quarters' earnings results showed, the companies' operations remain strong. Many analysts underestimated per share gains early in the year. We project that real estate companies will in aggregate produce per share growth of 10% to 11% in 1999; and 2000's growth should be about 9%, both comfortably above our expected long-term growth rates of 6% to 8% for quality property companies.

LaSalle U. S. Real Estate Fund Portfolio - June 30, 1999

                           [PIE CHART APPEARS HERE]

Retail              Self-Storage         Diversified        Hotels          Residential        Office/Ind
  19%                   7%                   13%              10%                18%               33%

The Fund's principal sector overweighting is office/industrial, with a particular focus on CBD-oriented companies and those operating in supply-constrained areas. Apartments are also overweighted, particularly in California and the Northeast. Retail is underweighted, with selected additions in 1999 of quality mall and strip center companies. Hotels are underweighted, although full-service upscale holdings in selected CBDs are overweighted.

The Fund added several investments in the first half of 1999, including KIMCO Realty Corp. and JDN Realty, high-quality developers and operators of strip retail, and reinvested in Simon Properties, which was removed last summer due to concern over institutional sales of its stock after the completion of a large merger.

Investments were also initiated in Kilroy, the largest office owner specializing in Southern California, and Entertainment Properties Trust, the leading acquirer and lessor of state-of-the-art multi-screen cinemas.

Our holdings in Irvine Apartments were liquidated pending a going-private transaction, and SunTerra Resorts and Prison Realty were eliminated, reflecting our concerns with significant changes in their management strategies and organizational structures.

Public Market Trends: 2000

From time to time we find it useful to look at the longer-term trends that will affect the real estate business and the investors and operators who participate in it.

 .    With public equity less available, REITs will focus on joint ventures and asset sales to provide liquidity and support expansion. Fee businesses and general partner or co-investment positions will also be used to leverage return on equity and increase access to deal flow.

 .    Capital constraints and higher real estate prices will combine to reduce asset growth. Acquisitions will be more selective and will have to compete for limited capital with development and existing asset repositioning opportunities.

 .    Consolidation will continue, with the largest companies essentially buying assets when acquiring other REITs. Combinations between equals will produce limited stock market profits in the short term. Smaller companies not open to this possibility will be left behind.

 .    The timing and magnitude of renewed inflation remain an open question.
     Moderate rates of inflation and higher interest rates should favor those companies with appropriate leverage and financing in place.

 .    Individual company selection has largely replaced sector and geography as the key factor in producing superior investment returns. Management and capital skills have come to the fore.

 .    Lower levels of capital raising activity could greatly reduce the infrastructure which has been created by Wall Street to provide research on the industry and its companies. We believe this gives an advantage to those investment managers with deep internal capability in both securities and real estate research.

Conclusions

With real estate markets in equilibrium and REIT stock prices close to net asset value, REITs may return to their traditional role of offering high current yields, consistent moderate growth, and lower volatility than the general stock market.

Based on our proprietary research, we believe 1999 and 2000 should be years of favorable real estate fundamentals and strong (8% to 11%) FFO earnings growth for the real estate companies. We believe this continues to be an excellent time to initiate or increase positions in real estate equities.

We thank you for your participation in the Fund, and welcome your comments and questions.

Very truly yours,



/s/ William K. Morrill, Jr.   /s/ Keith R. Pauley, CFA    /s/ James A. Ulmer III
William K. Morrill, Jr.       Keith R. Pauley, CFA        James A. Ulmer III
President                     Executive Vice President    Vice President

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio

--------------------------------------------------------------------------------------

Statement of Net Assets
June 30, 1999 (Unaudited)
                                                               Shares       Value
--------------------------------------------------------------------------------------
Real Estate Securities -- 98.0%

Apartments -- 15.7%

      Apartment Investment & Management Co..............       20,000       $  855,000
      Avalon Bay Communities, Inc.......................       49,888        1,845,856
      Camden Property Trust.............................       26,800          743,700
      Equity Residential Properties Trust...............       15,000          675,937
      Essex Property Trust, Inc.........................        8,800          311,300
      Post Properties, Inc..............................       20,286          831,726
                                                                            ----------
                                                                             5,263,519
                                                                            ----------
Diversified/Other -- 15.8%

      Capital Trust.....................................       15,700           70,650
      Catellus Development Corp.*.......................       37,200          576,600
      Commercial Net Lease Realty, Inc..................       20,500          263,938
      Entertainment Properties Trust....................       55,600          979,950
      Forest City Enterprises, Inc......................        6,800          190,400
      Franchise Finance Corp. of America................       20,000          440,000
      Glenborough Realty................................       18,600          325,500
      Northstar Capital Investment Corp.* (a) (b).......       67,024        1,064,006
      Vornado Operating Inc.*...........................        1,685           13,480
      Vornado Realty Trust..............................       38,700        1,366,594
                                                                            ----------
                                                                             5,291,118
                                                                            ----------
Factory Outlets -- 3.0%

      Chelsea GCA Realty, Inc...........................       27,600        1,024,650
                                                                            ----------
Hotels -- 9.4%

      Host Marriott Corp................................       80,764          959,071
      Interstate Hotels Corp.*..........................            1                4
      Meristar Hospitality..............................       19,427          435,893
      Meristar Hotels*..................................       11,800           40,563
      Starwood Hotels & Resorts.........................       44,900        1,372,256
      Wyndham International, Inc.*......................       77,818          350,181
                                                                            ----------
                                                                             3,157,968
                                                                            ----------
Mobile Homes -- 2.0%

      Sun Communities, Inc..............................       18,800          667,400
                                                                            ----------
Office/Industrial -- 32.9%

      Beacon Capital Partners, Inc. (a) ................       37,500          576,563
      Boston Properties, Inc............................       23,200          832,300
      Crescent Real Estate..............................       17,900          425,125
      Duke Reality Investment, Inc......................       25,900          584,369
      Equity Office Properties Trust....................       61,588        1,578,193
      First Industrial Realty Trust, Inc................       16,600          455,462

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
-----------------------------------------------------------------------------------------
Statement of Net Assets -- Continued
June 30, 1999 (Unaudited)
                                                                  Shares      Value
-----------------------------------------------------------------------------------------
Office/Industrial -- Continued

      Kilroy Realty Corp...................................           41,800  $ 1,016,263
      Mack-Cali Realty Corp................................           54,000    1,670,625
      PS Business Parks, Inc...............................           20,950      510,656
      Reckson Associates Realty Corp.......................           33,900      796,650
      Reckson Services Industries, Inc.*...................           14,592      220,704
      SL Green Realty Corp.................................            4,000       81,750
      Spieker Properties, Inc..............................           38,600    1,500,575
      Weeks Corp...........................................           25,400      774,700
                                                                              -----------
                                                                               11,023,935
                                                                              -----------
Regional Malls -- 6.3%

      Rouse Co.............................................           47,100    1,195,162
      Simon Property Group, Inc............................           35,800      908,425
                                                                              -----------
                                                                                2,103,587
                                                                              -----------
Retail -- 6.3%

      Developers Diversified Realty Corp...................           46,800      778,050
      JDN Realty Corp......................................           41,800      935,275
      Kimco Realty Corp....................................            8,500      332,563
      Pan Pacific Retail Properties, Inc...................            3,000       58,312
                                                                              -----------
                                                                                2,104,200
                                                                              -----------
Self Storage -- 6.6%

      Public Storage, Inc..................................           48,500    1,358,000
      Storage USA, Inc.....................................           27,300      870,187
                                                                              -----------
                                                                                2,228,187
                                                                              -----------
      Total Real Estate Securities (Cost $37,951,225)......                    32,864,564
                                                                              -----------
SHORT TERM INVESTMENTS -- 1.2%

      Temporary Investment Fund, Inc. -- TempCash Portfolio          200,520      200,520
      Temporary Investment Fund, Inc. -- TempFund Portfolio          200,519      200,519
                                                                              -----------
      Total Short Term Investments (Cost $401,039).........                       401,039
                                                                              -----------
TOTAL INVESTMENTS (Cost -- $38,352,264)+ -- 99.2%..........                    33,265,603
Other Assets in Excess of Liabilities -- 0.8%..............                       253,459
                                                                              -----------
NET ASSETS -- 100.0%.......................................                   $33,519,062
                                                                              ===========
-------------------------

+   Cost for federal income tax purposes is $38,283,956.
*   Non-income producing security.
(a) Security valued at fair value as determined in good faith under procedures established and monitored by the Board of Trustees. At June 30, 1999, these securities represented 4.9% of net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

Investment Income:
      Dividend income.........................................   $   884,968
      Interest income.........................................        19,550
                                                                 -----------
             Total Investment Income..........................       904,518
                                                                 -----------
Expenses:
      Advisory fees...........................................       115,338
      Administration and accounting fees......................        47,111
      Legal fees..............................................        12,397
      Audit fees..............................................        11,524
      Amortization of deferred organizational costs...........         9,135
      Trustees fees...........................................         8,927
      Custodian fees..........................................         4,165
      Insurance expense.......................................         3,705
      Transfer agent fees.....................................         2,970
      Other expenses..........................................         7,138
                                                                 -----------
             Total Expenses...................................       222,410
                                                                 -----------

      Less: Fee waivers.......................................       (34,120)
                                                                 -----------
             Net Expenses.....................................       188,290
                                                                 -----------
Net Investment Income.........................................       716,228
                                                                 -----------

Net Realized and Unrealized Gain (Loss)
  on Investments:
      Net realized (loss) on investments......................      (579,372)
      Net change in unrealized appreciation
          on investments......................................     1,795,340
                                                                 -----------
Net Realized and Unrealized Gain on Investments...............     1,215,968
                                                                 -----------

Net Increase in Net Assets Resulting
  from Operations.............................................   $ 1,932,196
                                                                 ===========


    The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                          For the six
                                                                                         months ended          For the
                                                                                         June 30, 1999       period ended
                                                                                          (Unaudited)      December 31, 1998*
------------------------------------------------------------------------------------------------------------------------------------
Operations:
      Net investment income.......................................................       $   716,228        $  1,134,371
      Net realized (loss) on investments..........................................          (579,372)           (658,102)
      Net change in unrealized appreciation (depreciation)
         on investments...........................................................         1,795,340          (6,882,001)
                                                                                         -----------        ------------
      Net increase (decrease) in net assets resulting from operations.............         1,932,196          (6,405,732)
                                                                                         -----------        ------------
Capital Share Transactions:
      Contributions...............................................................         2,212,912          43,527,414
      Withdrawals.................................................................          (541,261)         (7,306,467)
                                                                                         -----------        ------------

      Net increase in net assets resulting from capital share transactions                 1,671,651          36,220,947
                                                                                         -----------        ------------

Net increase in net assets........................................................         3,603,847          29,815,215

Net assets at beginning of period.................................................        29,915,215             100,000
                                                                                         -----------        ------------

Net assets at end of period.......................................................       $33,519,062        $ 29,915,215
                                                                                         ===========        ============

______________________________

* Commencement of operations was March 30, 1998.

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                         For the six months         For the period from
                                                                               ended                  March 30, 1998*
                                                                           June 30, 1999                  through
                                                                            (Unaudited)               December 31, 1998
                                                                         ------------------           -----------------
Net assets, end of period (000's).....................................      $     33,519                 $    29,915

Ratio of net expenses to average net assets (1) (2)...................              1.22%                       1.27%

Ratio of net investment income to average net assets (1) (3)..........              4.66%                       5.10%

Portfolio turnover rate...............................................                 7%                         31%

_____________________________________________

* Commencement of operations


(1)  Annualized.
(2) The annualized expense ratio without waivers and reimbursements for the periods ended June 30, 1999 and December 31, 1998 would have been 1.45% and 1.55%, respectively.
(3) The annualized net investment income ratio without waivers and reimbursements for the periods ended June 30, 1999 and December 31, 1998 would have been 4.44% and 4.82%, respectively.

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

Note 1 -- Organization

LaSalle Partners Master Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one portfolio: U.S. Real Estate Portfolio (the "Portfolio"). The Trust was organized on December 29, 1997 and commenced operations on March 30, 1998. On that date, the LaSalle U.S. Public Real Estate Securities Fund, L.P. and the LaSalle Partners U.S. Real Estate Fund contributed assets with a value of $38,411,064 and $100,000, respectively, in exchange for beneficial interest in the Portfolio. The Trust operates under a "master/feeder" structure where the feeder funds invest substantially all of their investable assets in the Trust.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) Security Valuation:

Portfolio securities traded on a national exchange on the valuation date are valued at the last reported sales price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid price. Securities or other assets for which market quotations are not readily available are valued at their fair value determined in good faith under procedures established and monitored by the Trust's Board of Trustees. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, indications as to value from dealers, and general market conditions. Proceeds resulting from the sale of these securities may differ significantly from the fair value assigned by the Board of Trustees. Debt obligations with maturities of 60 days or less are valued at amortized cost.

b) Federal Income Taxes:

The Trust will be classified as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Trust will be deemed to have been "passed through" to the feeder funds. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

c) Investment Income and Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those specific to securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses solely attributable to the Trust are charged directly to the Trust, while expenses attributable to both the Trust and a feeder fund are allocated between them.

d) Deferred Organization Costs:

The Trust has capitalized certain costs in connection with its organization. All such costs are being amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

LaSalle Partners Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited) -- Continued

--------------------------------------------------------------------------------

Note 3 -- Agreements and Other Transactions with Affiliates

The Trust has entered into an Investment Management Agreement with LaSalle Investment Management (Securities) L.P. (the "Manager"). The Manager is entitled to a fee from the Portfolio, which is accrued daily and payable monthly, at the annual rate of 0.75% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, the Manager voluntarily waived fees totalling $15,378. Certain officers and trustees of the Trust are also affiliates of the Manager. No officer or trustee of the Trust who is an officer, director, or shareholder of the Manager receives any compensation from the Trust.

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. (the "Administrator"), under which the Administrator provides administration and accounting services to the Trust pursuant to the Agreement. For the six months ended June 30, 1999, the Administrator voluntarily waived fees totalling $18,742.

Note 4 -- Securities Transactions

For the period ended June 30, 1999, purchases and sales of portfolio securities (other than short-term securities) were $5,027,165 and $2,236,567, respectively.

Note 5 -- Investment Transactions

At June 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for the Portfolio was as follows:

      Gross Unrealized Appreciation...................     $   680,116
      Gross Unrealized Depreciation...................      (5,698,469)
                                                           -----------
                                                           $(5,018,353)
                                                           ===========

LaSalle Partners Funds, Inc.  LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
      Investment in LaSalle Partners Master Trust -- U.S. Real Estate Portfolio....     $1,947,217
      Deferred organization costs..................................................         80,877
      Prepaid expenses.............................................................         24,905
      Receivable from Investment Manager...........................................         51,746
                                                                                        ----------
             Total Assets..........................................................      2,104,745
                                                                                        ----------

LIABILITIES:
      Distribution payable to shareholders.........................................         16,670
      Accrued expenses and other liabilities.......................................         29,446
                                                                                        ----------
             Total Liabilities.....................................................         46,116
                                                                                        ----------
NET ASSETS.........................................................................     $2,058,629
                                                                                        ----------

COMPOSITION OF NET ASSETS:
      Capital stock, par value $.01 per share, 100,000,000 shares authorized.......     $    2,559
      Additional paid-in capital...................................................      2,101,999
      Accumulated undistributed net investment (loss)..............................            (64)
      Accumulated net realized gain on investments.................................          5,188
      Net unrealized (depreciation) on investments.................................        (51,053)
                                                                                        ----------
                                                                                        $2,058,629
                                                                                        ==========

NET ASSET VALUE PER SHARE:
      Institutional Class: Net Assets..............................................     $1,489,328
      Shares outstanding...........................................................        184,956
                                                                                        ----------

      Net Asset Value, Offering and Redemption Price Per Share.....................     $     8.05
                                                                                        ==========


      Retail Class: Net Assets.....................................................     $  569,301
      Shares outstanding...........................................................         70,917
                                                                                        ----------

      Net Asset Value and Redemption Price Per Share...............................     $     8.03
                                                                                        ==========
      Maximum Offering Price Per Share ($8.03 / 0.95)..............................     $     8.45
                                                                                        ==========

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

Investment Income:
      Investment Income allocated from LaSalle Partners Master Trust --
       U.S. Real Estate Portfolio................................................    $   21,564
      Expenses allocated from LaSalle Partners Master Trust --
       U.S. Real Estate Portfolio................................................        (3,800)
                                                                                     ----------
      Net Investment Income allocated from LaSalle Partners Master Trust --
       U.S. Real Estate Portfolio................................................        17,764
                                                                                     ----------
Expenses:
      Transfer agent fees........................................................        29,756
      Administration and accounting fees.........................................        17,854
      Legal fees.................................................................        16,003
      Insurance fees.............................................................        14,820
      State registration fees....................................................        10,506
      Amortization of organizational costs.......................................         9,428
      Directors fees.............................................................         8,927
      Shareholders' reports......................................................         3,472
      Audit fees.................................................................         2,360
      Distribution fees -- Retail Class..........................................           297
      Other expenses.............................................................         5,137
                                                                                     ----------
             Total Expenses......................................................       118,560
                                                                                     ----------
      Less:  Fee waivers.........................................................       (17,821)
             Expense reimbursements..............................................      (100,219)
                                                                                     ----------

Net Investment Income............................................................        17,244
                                                                                     ----------
Net realized and unrealized gain (loss) on investments from LaSalle Partners
      Master Trust -- U.S. Real Estate Portfolio:
             Net realized gain on investments....................................         8,717
             Net change in unrealized (depreciation) on investments..............        (9,196)
                                                                                     ----------

Net realized and unrealized (loss) on investments................................          (479)
                                                                                     ----------

Net increase in net assets resulting from operations.............................    $   16,765
                                                                                     ==========

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                                 For the six
                                                                                 months ended          For the
                                                                                June 30, 1999        period ended
                                                                                 (Unaudited)      December 31, 1998*
--------------------------------------------------------------------------------------------------------------------
Operations:
      Net investment income...................................................    $    17,244         $     5,812
      Net realized gain (loss) on investments from LaSalle Partners
        Master Trust -- U.S Real Estate Portfolio.............................          8,717              (3,529)
      Change in unrealized (depreciation) of investments from
        LaSalle Partners Master Trust -- U.S. Real Estate Portfolio...........         (9,196)            (41,857)
                                                                                  -----------         -----------
      Net increase (decrease) in net assets resulting from operations.........         16,765             (39,574)
                                                                                  -----------         -----------

Distributions to Shareholders:
      From net investment income:
      Institutional Class.....................................................        (12,855)             (4,261)
      Retail Class............................................................         (4,453)             (1,193)
                                                                                  -----------         -----------
      Total from net investment income........................................        (17,308)             (5,454)
                                                                                  -----------         -----------

      From capital:
      Institutional Class.....................................................             --                (338)
      Retail Class............................................................             --                 (71)
                                                                                  -----------         -----------
      Total from capital......................................................             --                (409)
                                                                                  -----------         -----------

      Total Distributions.....................................................        (17,308)             (5,863)
                                                                                  -----------         -----------

Capital Share Transactions:
      Net increase in net assets resulting from capital share
        transactions..........................................................      1,860,538             144,071
                                                                                  -----------         -----------

      Total increase in net assets............................................      1,859,995              98,634

      Net assets at beginning of period.......................................        198,634             100,000
                                                                                  -----------         -----------

      Net assets at end of period.............................................    $ 2,058,629         $   198,634
                                                                                  ===========         ===========

__________________________

* Commencement of operations was March 30, 1998.

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Financial Highlights
For a share outstanding throughout the period

--------------------------------------------------------------------------------

                                                     For the six months                 For the period from
                                                           ended                          March 30, 1998*
                                                        June 30, 1999                         through
                                                         (unaudited)                     December 31, 1998
                                                  ----------------------------       ------------------------------
                                                  Institutional       Retail         Institutional         Retail
                                                     Class            Class               Class            Class
                                                  -------------      ---------       -------------        ---------
Net asset value, beginning of period                $  7.76          $    7.77         $   10.00          $   10.00

Increase/(Decrease) from Operations:
Net investment income from operations                  0.10               0.07              0.26               0.22
Net realized and unrealized gain (loss)
on investments                                         0.29               0.26             (2.24)             (2.23)
                                                    -------          ---------         ---------          ---------
Total from investment operations                       0.39               0.33             (1.98)             (2.01)

Less Distributions:
Distributions from net investment income              (0.10)             (0.07)            (0.24)             (0.20)
Distributions from return of capital                     --                 --             (0.02)             (0.02)
                                                    -------          ---------         ---------          ---------
Total Distributions                                   (0.10)             (0.07)            (0.26)             (0.22)
Net asset value, end of period                      $  8.05          $    8.03         $    7.76          $    7.77
                                                    =======          =========         =========          =========


Total Return (2)                                       4.99%              4.31%           (19.92)%           (20.22)%

Ratios/Supplementary Data:
Net assets, end of period (000)                     $ 1,489          $     569         $     154          $      45
Ratio of net expenses to
average net assets (1) (3) (5)                         1.05%              1.45%             1.05%              1.45%
Ratio of net investment income
to average net assets (1) (4) (5)                      5.24%              3.62%             4.28%              3.93%
Portfolio turnover rate on LaSalle Partners
Master Trust -- U.S. Real Estate Portfolio                7%                 7%               31%                31%

__________________________

* Commencement of operations.

(1)  Annualized.
(2)  Total returns for periods less than one year are not annualized.
(3) The annualized expense ratio without waivers and reimbursements for the periods ended June 30, 1999 and December 31, 1998 for the Institutional Class would have been 25.38% and 113.17%, respectively. For the same periods, the Retail Class ratios would have been 35.13% and 143.31%, respectively.
(4) The annualized net investment income ratio without waivers and reimbursements for the periods ended June 30, 1999 and December 31, 1998 for the Institutional Class would have been (19.13)% and (106.79)%, respectively. For the same periods, the Retail Class ratios would have been (30.06)% and (136.93)%, respectively.
(5) Expense and net investment income ratios represent the combined ratios for the LaSalle Partners U.S. Real Estate Fund and its pro rata share of the LaSalle Partners Masters Trust -- U.S. Real Estate Portfolio's expenses and income.

   The accompanying notes are an integral part of the financial statements.

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

Note 1 -- Organization

LaSalle Partners Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one series: LaSalle Partners U.S. Real Estate Fund (the "Fund"). The Company was organized on December 29, 1997 and commenced operations on March 30, 1998. The Fund invests solely in the U.S. Real Estate Portfolio of the LaSalle Partners Master Trust (the "Portfolio"). The value of the Fund's investment in the Portfolio, included in the accompanying Statement of Assets and Liabilities, reflects the Fund's beneficial interest in the net assets of the Portfolio. At June 30, 1999 the Fund held a 5.8% interest in the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Note 2 -- Significant Accounting Policies

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) Security Valuations:

The value of the Fund's beneficial interest in the Portfolio is determined by multiplying the net assets of the Portfolio by the Fund's proportionate share of the Portfolio. Valuation of securities held by the Portfolio is discussed in
Note 2(a) of the financial statements of LaSalle Partners Master Trust.

b) Federal Income Taxes:

It is the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Accordingly, no provision for federal taxes is required in the financial statements.

c) Investment Income and Security Transactions:

The Fund records its proportionate share of the Portfolio's net investment income, realized and unrealized gains and losses. The Fund receives daily allocations of investment operations from the Portfolio based on its beneficial interest in the Portfolio.

d) Deferred Organization Expenses:

The Fund bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

e) Distributions to Shareholders:

Dividends, if any, from net investment income are declared and paid quarterly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited) -- Continued

--------------------------------------------------------------------------------

principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

f) Multiple Classes of Shares:

The Fund is divided into Institutional and Retail Class shares. The Retail Class of shares is separately charged its distribution and shareholder services fees. Income and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Note 3 -- Agreements and Other Transactions with Affiliates

LaSalle Investment Management (Securities) L.P. (the "Manager") has contractually agreed to reimburse the operating expenses in excess of 1.45% and 1.05% for the Retail and Institutional Classes, respectively, until April 30, 2000. For the six months ended June 30, 1999, the Manager reimbursed the Fund $100,219. Certain officers and directors of the Company are also officers, directors, and shareholders of the Manager. No officer or director of the Company who is an officer, director or shareholder of the Manager receives any compensation from the Fund.

The Company has entered into an Administration Agreement with PFPC Inc. (the "Administrator"), whereby the Administrator provides certain fund accounting and administrative services to the Fund. For the six months ended June 30, 1999, the Administrator voluntarily waived fees totaling $17,821.

Funds Distributor, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund. The Company has adopted a distribution plan for the Retail Class of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for the payment of a distribution fee from the assets of the Retail Class for activities primarily intended to result in the sale of Retail Class shares. Distribution fees paid under the plan may not exceed 0.75% annually of the average daily net assets of the Retail Class. The Board of Directors of the Company has authorized payment of an annual distribution fee of 0.25%. For the six months ended June 30, 1999, there was $297 accrued in distribution fees, but no payments made under the distribution plan.

Under a shareholder services plan adopted for the Retail Class, the Fund may pay shareholder services fees to financial services firms and others who have entered into shareholder services agreements with the Company. These fees are paid for services provided to Retail Class shareholders, including shareholder assistance and communications, and maintenance of shareholder accounts. Shareholder services fees paid under the plan may not exceed 0.25% annually of the average daily net assets of the Retail Class attributable to applicable shareholder accounts. The Board of Directors of the Company has authorized payment of an annual shareholder services fee of 0.15% of average daily net assets. For the six months ended June 30, 1999, there was $178 accrued in shareholder services fees, but no payments made under the shareholder services plan.

LaSalle Partners Funds, Inc. -- LaSalle Partners U.S. Real Estate Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited) -- Continued

--------------------------------------------------------------------------------

Note 4 -- Share Capital

The Company is authorized to issue up to 50 million Retail Class shares and 50 million Institutional Class shares of the Fund with a par value of $.01 per share. Transactions in shares of capital stock for the six months ended June 30, 1999 and for the period ended December 31, 1998, were as follows:

                                     Institutional Class
                                     -------------------
                             Six months ended        Period ended
                               June 30, 1999       December 31, 1998
                          ---------------------  --------------------

                           Shares      Amount     Shares     Amount
                          --------   ----------  --------   ---------
      Shares issued......  169,566   $1,370,755    11,576   $105,054
      Shares reinvested..       75          566       563      4,599
      Shares redeemed....   (4,502)     (36,122)   (2,223)   (21,054)
                           -------   ----------   -------   --------
      Net increase.......  165,139   $1,335,199     9,916   $ 88,599
                           =======   ==========   =======   ========

                                           Retail Class
                                           ------------
                             Six months ended        Period ended
                               June 30, 1999       December 31, 1998
                          ---------------------  --------------------

                           Shares      Amount     Shares     Amount
                          --------   ----------  --------   ---------
      Shares issued......  124,977   $ 993,853     5,613    $ 55,008
      Shares reinvested..        3          26        57         472
      Shares redeemed....  (59,832)   (468,540)       (1)         (8)
                           -------   ---------    ------    --------
      Net increase.......   65,148   $ 525,339     5,669    $ 55,472
                           =======   =========    ======    ========

Note 5 -- Capital Loss Carryover

The Fund has a net tax-basis capital loss carryforward of $3,529 as of December 31, 1998 which may be applied against any realized net taxable capital gain in subsequent years until fully utilized or until the expiration date, whichever occurs first. The carryover expires in 2006.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a Fund prospectus containing more information about the Fund, including expenses. Please read the prospectus carefully before you invest or send your money.

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the FDIC, Federal Reserve Board or any other governmental agency. Investing in the Fund involves risk, and you could lose money.